Restricted Stock Units (Details Narrative)	6 Months Ended					12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Jun. 29, 2022 shares	Jun. 03, 2022 shares	May 26, 2022 shares	Apr. 08, 2022 shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			0.24	0.31		450,000
Number of shares issued	2,000,000	2,000,000	2,000,000	2,000,000	1,416,667
Vested shares issued		7,420,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					5,146,667		72,536,900	100,000	100,000	50,000
Restricted stock units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		650,000			150,000	1,325,000
Weighted average fair value at measurement date, share options granted | $	$ 84,721	$ 84,721	$ 84,721	$ 84,721	$ 36,900
Vested shares issued		650,000				1,325,000
Increase (decrease) through share-based payment transactions, equity | $	$ 84,721				$ 36,900
Restricted stock units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000	50,000	50,000	50,000
Issued capital | $	$ 7,450	$ 7,450	$ 7,450	$ 7,450
Vested shares issued						50,000